Loans and financing - Schedule of amortization of long-term debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 14,981,417	R$ 9,698,912
Current	2,207,199	1,100,051	R$ 1,112,940
Non current	12,774,218	8,598,861	R$ 6,119,759
Over 360 days
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	1,100,051
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,207,199	222,201
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,211,585	355,930
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	160,172	116,146
Year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	6,267,806	3,998,142
After year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R$ 5,134,655	R$ 3,906,442